Statements of Consolidated Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Cash Flows from Operating Activities
Net income	$ 118,149	$ 108,779	$ 96,759
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization of property	12,501	11,236	11,234
Amortization of intangibles	13,233	11,465	11,382
Amortization of stock appreciation rights and options	2,317	2,058	2,473
Deferred income taxes	10,179	8,641	4,784
Provision for losses on accounts receivable	2,267	3,915	2,029
Unrealized foreign exchange transaction (gains) losses	(1,410)	1,298	0
Other share-based compensation expense	3,444	4,308	3,158
Shares issued for deferred compensation plans	241	284	221
Gain on sale of property	(321)	(627)	(765)
Changes in operating assets and liabilities, net of acquisitions:
Accounts receivable	(15,721)	(22,748)	(36,271)
Inventories	(26,745)	(28,511)	(21,197)
Other operating assets	(7,857)	(14,735)	(11,185)
Accounts payable	12,206	14,157	12,926
Other operating liabilities	(11,086)	(9,098)	1,294
Net Cash provided by Operating Activities	111,397	90,422	76,842
Cash Flows from Investing Activities
Property purchases	(12,214)	(26,021)	(20,431)
Proceeds from property sales	979	1,258	1,326
Net cash paid for acquisition of businesses, net of cash acquired of $0, $38 and $168 in 2013, 2012 and 2011, respectively	(67,590)	(14,671)	(30,504)
Other	0	0	1,722
Net Cash (used in) Investing Activities	(78,825)	(39,434)	(47,887)
Cash Flows from Financing Activities
Repayments under revolving credit facility	0	0	(50,000)
Long-term debt repayment	0	0	(25,000)
Settlements of cross-currency swap agreements	0	0	(12,752)
Purchases of treasury shares	(53)	(31,032)	(6,085)
Dividends paid	(37,194)	(33,800)	(29,751)
Excess tax benefits from share-based compensation	2,566	3,695	6,404
Acquisition holdback payments	(3,843)	0	0
Exercise of stock appreciation rights and options	499	321	661
Net Cash (used in) Financing Activities	(38,025)	(60,816)	(116,523)
Effect of Exchange Rate Changes on Cash	175	(2,822)	2,883
(Decrease) in cash and cash equivalents	(5,278)	(12,650)	(84,685)
Cash and cash equivalents at beginning of year	78,442	91,092	175,777
Cash and Cash Equivalents at End of Year	73,164	78,442	91,092
Cash paid during the year for:
Income taxes	51,816	53,463	47,251
Interest	$ 501	$ 672	$ 2,248